Prepayments and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance	$ 112,541
Provision	581
Reduction	(112,311)
Ending balance	$ 811